Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of Details the Group’s Contractual Maturity - EUR (€)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-interest bearing [Member]
June 30, 2022
Interest rate
On demand or within 1 year	€ 128,910	€ 874,506	€ 479,988
Over 1 year
Total undiscounted cash flow	128,910	874,506	479,988
Total carrying amount	€ 128,910	€ 874,506	€ 479,988
Fixed interest rate instruments [Member]
June 30, 2022
Interest rate	0.75%	0.75%	0.75%
On demand or within 1 year	€ 6,203	€ 6,346	€ 6,346
Over 1 year	15,713	15,866	19,039
Total undiscounted cash flow	21,916	22,212	25,385
Total carrying amount	€ 21,916	21,916	€ 25,000
Lease liabilities [Member]
June 30, 2022
Interest rate			0.75%
On demand or within 1 year	€ 4,697	82,666	€ 86,660
Over 1 year		229,562	278,625
Total undiscounted cash flow	4,697	312,228	365,285
Total carrying amount	€ 4,697	€ 307,410	€ 359,113
Lease liabilities [Member] | Bottom of Range [Member]
June 30, 2022
Interest rate		0.75%
Lease liabilities [Member] | Top of Range [Member]
June 30, 2022
Interest rate		8.10%